Convertible Loans (Details) - USD ($)							12 Months Ended
	Jun. 18, 2025	Jan. 14, 2025	Jan. 06, 2025	Oct. 30, 2024	Oct. 07, 2024	Jun. 17, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Loans [Line Items]
aggregate cash percentage						7.50%
Agent for expenses						$ 90,000
Stock issued during period shares ordiary pre-delivery shares (in Shares)					3,920,797		333,334
Percentage of additional premium rate							25.00%
Percentage of redemption premium rate							25.00%
Fair value of derivative liability							$ 280,198
Fixed price (in Dollars per share)							$ 6.0841
Convertible Loan							$ 2,006,119	$ 216,756
Interest expenses							$ 453,004	258,646	$ 633,942
Material Terms of the Convertible Loan I [Member]
Convertible Loans [Line Items]
Aggregate principal amount						$ 3,260,869.57
Original issue discount rate						8.00%	15.00%
Conversion price (in Dollars per share)							$ 1
Bear interest							6.00%
Convertible loan							$ 503,055
Interest expenses								$ 171,914
Covertible Loan [Member]
Convertible Loans [Line Items]
Volume weighted average price							80.00%
Convertible Loan II [Member]
Convertible Loans [Line Items]
Aggregate principal amount				$ 2,175,000
Original issue discount rate				8.00%			6.00%
Stock issued during period shares ordiary pre-delivery shares (in Shares)							1,650,000
Conversion price (in Dollars per share)		$ 1.5
Volume weighted average price							85.00%
Interest expenses							$ 23,859
Convertible amount				$ 160,000
Interest rate							18.00%
Issuance costs							$ 175,000
Share issue (in Shares)		156,315					1,360,345
Convertible Loan							$ 216,756
VWAP [Member]
Convertible Loans [Line Items]
Conversion price (in Dollars per share)							$ 0.05
Convertible Loan III [Member]
Convertible Loans [Line Items]
Aggregate principal amount							$ 4,708,110
Original issue discount rate							6.00%
Conversion price (in Dollars per share)							$ 0.05
Volume weighted average price							85.00%
Convertible amount			$ 342,840
Fixed price (in Dollars per share)							$ 7.201
Issue discount			8
Increase interest rate							18.00%
Deduction of issuance costs and the discount							$ 342,840
Interest expenses							$ 219,220
Conversion price minimum (in Dollars per share)							$ 0.53
Conversion price maximum (in Dollars per share)							$ 1.43
Convertible Loan IV [Member]
Convertible Loans [Line Items]
Aggregate principal amount	$ 6,128,000
Volume weighted average price							85.00%
Convertible amount	$ 518,000
Fixed price (in Dollars per share)							$ 3.04428
Increase interest rate							18.00%
Deduction of issuance costs and the discount							$ 518,000
Interest expenses							$ 198,111
Conversion price minimum (in Dollars per share)							$ 0.03
Conversion price maximum (in Dollars per share)							$ 1.96
Interest rate							6.00%
Ordinary shares, share issued (in Shares)							13,624,755
Debt balance							$ 5,111,080
Material Terms of the Convertible Loan IV [Member]
Convertible Loans [Line Items]
Conversion price (in Dollars per share)							$ 0.05
Convertible Loan Agreement [Member] | Convertible Loan III [Member]
Convertible Loans [Line Items]
Aggregate principal amount			$ 4,637,840
Investor [Member] | Convertible Loan IV [Member]
Convertible Loans [Line Items]
Conversion price minimum (in Dollars per share)							0.03
Conversion price maximum (in Dollars per share)							$ 1.96
Ordinary shares, share issued (in Shares)							13,624,755
Debt balance							$ 2,006,119
VWAP [Member]
Convertible Loans [Line Items]
Volume weighted average price							92.00%
Minimum [Member] | Convertible Loan II [Member]
Convertible Loans [Line Items]
Conversion price (in Dollars per share)							$ 1.26
Maximum [Member] | Convertible Loan II [Member]
Convertible Loans [Line Items]
Conversion price (in Dollars per share)							$ 1.63
American depositary shares [Member]
Convertible Loans [Line Items]
Volume weighted average price							92.00%
American Depositary Shares [Member]
Convertible Loans [Line Items]
Volume weighted average price							80.00%
American Depositary Shares [Member]
Convertible Loans [Line Items]
Volume weighted average price							80.00%